Borrowings (Details) - Schedule of borrowings - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Borrowings (Details) - Schedule of borrowings [Line Items]
Total Syndicated term loan	[1]	$ 38,626	$ 46,505
Total Other term loan	[1]	95,720	51,593
Total Lease liabilities	[1]	34,192	31,747
Total Factoring obligations	[1]	2,317	10,609
Total Notes		$ 115,000	112,857
Syndicated Term Loan One [Member]
Borrowings (Details) - Schedule of borrowings [Line Items]
Currency		COP
Range of Interest		IBR+ 5.3% (Variable)
Maturity Year		2023-2025
Total Syndicated term loan		$ 39,156	39,521
Syndicated Term Loan Two [Member]
Borrowings (Details) - Schedule of borrowings [Line Items]
Currency		USD
Range of Interest		Libor+ 4.8% (Variable)
Maturity Year		2022
Total Syndicated term loan			7,850
Amortized Cost [Member]
Borrowings (Details) - Schedule of borrowings [Line Items]
Currency		COP
Range of Interest		N/A
Maturity Year		2023
Total Syndicated term loan		$ (530)	(866)
Other Term Loan One [Member]
Borrowings (Details) - Schedule of borrowings [Line Items]
Currency		COP
Range of Interest		IBR+ 5.0%, DTF+ 3%, 13.99%- 25.3% (2021: IBR+ 2.25%-5.0%)
Maturity Year		2022-2025
Total Other term loan		$ 9,549	9,442
Other Term Loan Two [Member]
Borrowings (Details) - Schedule of borrowings [Line Items]
Currency		COP
Range of Interest		IBR+2.25%-10.2% (2021: DTF + 6.74%, 10%-30%)
Maturity Year		2022-2025
Total Other term loan		$ 21,267	17,552
Other Term Loan Three [Member]
Borrowings (Details) - Schedule of borrowings [Line Items]
Currency		Soles
Range of Interest		8.0% - 12.79% (Fixed) (2021: 5.00% - 10.01%)
Maturity Year		2022-2024
Total Other term loan		$ 6,837	5,953
Other Term Loan Four [Member]
Borrowings (Details) - Schedule of borrowings [Line Items]
Currency		Reales
Range of Interest		9.84% - 18% N.A.
Maturity Year		2023-2024
Total Other term loan		$ 2,176	1,762
Other Term Loan Five [Member]
Borrowings (Details) - Schedule of borrowings [Line Items]
Currency		USD
Range of Interest		SOFR+ (4.80%-5.80%) (2021: Libor + 4.49%)
Maturity Year		2023
Total Other term loan		$ 23,454	739
Other Term Loan Six [Member]
Borrowings (Details) - Schedule of borrowings [Line Items]
Currency		USD
Range of Interest		6.36%-16.8% (2021: Libor + 2.99% / 6.5% - 8.7%)
Maturity Year		2022-2025
Total Other term loan		$ 32,437	16,145
Lease Liabilities One [Member]
Borrowings (Details) - Schedule of borrowings [Line Items]
Currency		COP
Range of Interest		DTF + (5,18% - 10,11%) T.A., IBR+7.5%
Maturity Year		2022-2030
Total Lease liabilities		$ 10,475	10,334
Lease Liabilities Two [Member]
Borrowings (Details) - Schedule of borrowings [Line Items]
Currency		COP
Range of Interest		DTF+ 4.54%-10.42 T.A.
Maturity Year		2022-2025
Total Lease liabilities		$ 3,653	6,662
Lease Liabilities Three [Member]
Borrowings (Details) - Schedule of borrowings [Line Items]
Currency		USD 1
Range of Interest		0.75%-21.48% (2021: 8.29% - 21.48% E.A.)
Maturity Year		2022-2032
Total Lease liabilities		$ 14,787	9,374
Lease Liabilities Four [Member]
Borrowings (Details) - Schedule of borrowings [Line Items]
Currency		COP
Range of Interest		1.91%-12.23%, IBR+4.68% (2021: 8.29% - 21.48% E.A.)
Maturity Year		2022-2027
Total Lease liabilities		$ 4,703	5,315
Lease Liabilities Five [Member]
Borrowings (Details) - Schedule of borrowings [Line Items]
Currency		Reales
Range of Interest		0.70% - 8.72% (Fixed) (2021: 1.68%)
Maturity Year		2023-2024
Total Lease liabilities		$ 574	62
Portfolio Factoring One [Member]
Borrowings (Details) - Schedule of borrowings [Line Items]
Currency		COP
Range of Interest		DTF+8%
Maturity Year		2023
Total Factoring obligations		$ 1,508	1,383
Portfolio Factoring Two [Member]
Borrowings (Details) - Schedule of borrowings [Line Items]
Currency		COP
Range of Interest		15.0% - 27% N.A. (2021: DTF+8% / 24.6%)
Maturity Year		2023
Total Factoring obligations		$ 809	9,226
Overdrafts and Credit Cards [Member]
Borrowings (Details) - Schedule of borrowings [Line Items]
Currency		COP
Range of Interest		19.68% - 32% E.A. (Fixed)
Maturity Year		2023
Overdrafts and credit cards		$ 80	55
The Prudential Insurance Company Of America [Member]
Borrowings (Details) - Schedule of borrowings [Line Items]
Currency		USD
Range of Interest		8.50% (Fixed) (2021: 4.75%)
Maturity Year		2031
Total Notes		$ 60,020	58,906
Prudential Annuities Life Assurance Corporation [Member]
Borrowings (Details) - Schedule of borrowings [Line Items]
Currency		USD
Range of Interest		8.50% (Fixed) (2021: 4.75%)
Maturity Year		2031
Total Notes		$ 29,980	29,423
Healthspring Life & Health Insurance Company, Inc [Member]
Borrowings (Details) - Schedule of borrowings [Line Items]
Currency		USD
Range of Interest		8.50% (Fixed) (2021: 4.75%)
Maturity Year		2031
Total Notes		$ 18,350	18,007
CIGNA Health and Life Insurance Company [Member]
Borrowings (Details) - Schedule of borrowings [Line Items]
Currency		USD
Range of Interest		8.50% (Fixed) (2021: 4.75%)
Maturity Year		2031
Total Notes		$ 6,650	$ 6,521

[1]	Borrowings at amortized cost are unsecured, with the exception of factoring obligations which are collateralized by trade receivables. Refer to Note 18. Trade and other receivables, net.